SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2024	December 31, 2023
Short-term bank loans and other credit facilities including commercial paper[1]	1,163	980
Current portion of long-term debt	1,019	1,125
Lease obligations	175	207
Total	2,357	2,312
1.The weighted average interest rate on short-term borrowings outstanding was 5.1% and 5.5% as of June 30, 2024 and December 31, 2023, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2024	December 31, 2023
Corporate

5.5 billion Revolving Credit Facility	2024 - 2029	Floating		—	—
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	—	585
750 Unsecured Notes	2024	Fixed	3.60%	290	290
500 Unsecured Notes	2025	Fixed	6.13%	183	183
€750 million Unsecured Notes	2025	Fixed	1.75%	801	826
750 Unsecured Notes	2026	Fixed	4.55%	400	400
€600 million Unsecured Notes	2026	Fixed	4.88%	639	659
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,195	1,195
500 Unsecured Notes	2029	Fixed	4.25%	496	496
1.0 billion Unsecured Notes	2032	Fixed	6.80%	989	989
500 Unsecured Notes	2034	Fixed	6.00%	496	—
1.5 billion Unsecured Notes	2039	Fixed	7.00%	672	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
500 Unsecured Notes	2054	Fixed	6.35%	491	—
EIB loan	2025	Fixed	1.16%	47	81
EIB loan	2032	Floating	4.98%	300	309
Schuldshein loans	2025-2027	Fixed	2.54% - 3.01%	97	100
Schuldshein loans	2025-2027	Floating	4.93% - 5.18%	678	699
Other loans	2029-2035	Floating	—% - 4.03%	205	223
Total Corporate				8,407	8,135
Subsidiaries
Other loans				522	420
Total				8,929	8,555
Less current portion of long-term debt				(1,019)	(1,125)
Total long-term debt (excluding lease obligations)				7,910	7,430
Long-term lease obligations[2]				860	939
Total long-term debt, net of current portion				8,770	8,369
1.Rates applicable to balances outstanding at June 30, 2024, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2024, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 175 and 207 as of June 30, 2024 and December 31, 2023, respectively. See note 12 for further information regarding leases.